Borrowings (Tables)	12 Months Ended
Dec. 31, 2019
Borrowings
Schedule of borrowings

	As of December 31,
	2018	2019
Amounts due within one year	531,209	268,090
Less: unamortized deferred loan/bond issuance costs	(10,659)	(12,668)
Borrowings, current portion	520,550	255,422
Amounts due after one year	2,344,389	2,930,221
Less: unamortized premium	—	1,457
Less: unamortized deferred loan/bond issuance costs	(36,480)	(39,705)
Borrowings, non-current portion	2,307,909	2,891,973
Total	2,828,459	3,147,395

Debt Repayment Schedule

As of
December 31,
2019
Not later than one year	268,090
Later than one year and not later than three years	1,557,232
Later than three years and not later than five years	638,491
Later than five years	734,498
Total	3,198,311